Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Taxation

27.	Taxation
Tax on the profit or loss for the year comprises current and deferred income tax. Tax is recognized in the Consolidated Statement of
Comprehensive Income/(Loss) except to the extent that it relates to items recognized directly in equity.
For the years ended December 31, 2025, 2024 and 2023, the Group filed a consolidated U.S. federal income tax return that included all subsidiaries in which the Group owned greater than 80% of the vote and value. For the years ended December 31, 2025, 2024 and 2023, the Group filed certain consolidated state income tax returns which included all subsidiaries in which the Group owned greater than 50% of the vote and value. The remaining subsidiaries file separate U.S. tax returns.

27.	Taxation continued
Amounts recognized in Consolidated Statement of Comprehensive Income/(Loss):

	2025 $	2024 $	2023 $
For the year ended December 31,
Income/(loss) for the year	(110,084)	27,782	(66,628)
Income tax expense/(benefit)	(842)	(4,008)	30,525
Income/(loss) before taxes	(110,927)	23,774	(36,103)
Recognized Income Tax Expense/(Benefit):

	2025 $	2024 $	2023 $
For the year ended December 31,
Federal - current	874	35,310	(2,246)
State - current	1,018	13,144	(46)
Total current income tax expense/(benefit)	1,892	48,454	(2,292)
Federal - deferred	(2,734)	(46,442)	29,294
State - deferred	—	(6,020)	3,523
Total deferred income tax expense/(benefit)	(2,734)	(52,462)	32,817
Total income tax expense/(benefit), recognized	(842)	(4,008)	30,525
The income tax expense/(benefit) was $(842), $(4,008) and $30,525 for the tax years ended December 31, 2025, 2024 and 2023, respectively.
The income tax benefit recognized in 2025 was primarily due to capital loss generated on the sale of the Vor Biopharma investment and general business tax credits, partially offset by the recognition of a reserve for uncertain tax positions related to a state audit.
The income tax benefit recognized in 2024 was primarily attributable to the recognition of a deferred tax asset, which was generated in 2024 from the sale of the Group’s investment in Akili common stock. This deferred tax asset was used to offset income generated from the sale of the Group’s investment in Karuna common shares, partially offset with state income tax expense.
Reconciliation of Effective Tax Rate
The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2025		2024		2023
For the year ended December 31,	$	%	$	%	$	%
US federal statutory rate	(23,295)	21.00	4,994	21.00	(7,573)	21.00
State taxes, net of federal effect	(5,664)	5.11	1,026	4.32	(3,974)	11.01
Tax credits	(1,772)	1.60	(2,517)	(10.59)	(9,167)	25.39
Stock-based compensation	777	(0.70)	2,123	8.93	589	(1.63)
Finance income/(costs) – fair value accounting	769	(0.69)	1,640	6.90	(556)	1.54
Loss with respect to associate for which no deferred tax asset is recognized	639	(0.58)	210	0.88	249	(0.69)
Revaluation of deferred due to rate change	(271)	0.24	(3,419)	(14.38)	—	—
Nondeductible compensation	505	(0.46)	1,534	6.45	872	(2.42)
Recognition of deferred tax assets and tax benefits not previously recognized	(962)	0.87	(12,396)	(52.14)	(433)	1.20
Unrecognized deferred tax asset	—	—	—	—	83,984	(232.63)
Deconsolidation of subsidiary	—	—	3,863	16.25	(17,506)	48.49
Cancellation of Debt Income	—	—	(987)	(4.15)	—	—
Current year losses and credits for which no deferred tax asset is recognized	27,288	(24.60)	—	—	—	—
Uncertain tax positions	1,208	(1.09)	—	—	—	—
Other	(66)	0.06	755	3.16	1,321	(3.65)
Worthless stock deduction	—	—	(833)	(3.50)	(17,281)	47.87
	(842)	0.76	(4,008)	(16.86)	30,525	(84.52)
The Group is also subject to taxation in the UK, but to date, no taxable income has been generated in the UK. Changes in corporate tax rates can change both the current tax expense (benefit) as well as the deferred tax expense (benefit).

27.	Taxation continued
Deferred Tax Assets and Liabilities
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2025 $	2024 $
For the year ended December 31,
Operating tax losses	33,810	2,621
Tax credits	272	238
Share-based payments	5,989	6,206
Capitalized research & development expenditures	40,696	48,904
Lease liability	3,912	4,851
Sale of future royalties	53,321	42,406
Deferred tax assets	137,999	105,226
Investments held at fair value	(31,289)	(23,565)
Right of use assets	(1,679)	(2,143)
Property and equipment, net	(796)	(1,235)
Investment in associates	—	(637)
Other temporary differences	(2,198)	(1,900)
Deferred tax liabilities	(35,962)	(29,480)
Deferred tax assets (liabilities), net	102,037	75,746
Deferred tax assets (liabilities), net, not recognized	102,037	75,746
As of December 31, 2025, the Group does not have sufficient taxable temporary differences; has a history of losses; and does not believe it is probable future profits will be available to support the recognition of its deferred tax assets. The unrecognized deferred tax assets of $102,037 are primarily related to capitalized research & development expenditures, net operating loss carryforwards and deferred tax asset related to the sale of future royalties to Royalty Pharma.
Unrecognized Deferred Tax Assets
Deferred tax assets have not been recognized in respect of the following carryforward losses, credits and temporary differences, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2025 $		2024 $
For the year ended December 31,
	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Deductible temporary difference	254,843	67,955	274,227	72,887
Tax losses*	123,691	33,810	7,815	2,621
Tax credits	272	272	238	238
Total	378,806	102,037	282,280	75,746
*The gross amount in the table above represents federal tax losses; tax-effected amounts reflect both federal and state net operating losses. See the footnote disclosure below for details  on gross state tax net operating losses carryforwards.
Tax Losses and Tax Credits Carryforwards
Tax losses and tax credits for which no deferred tax asset was recognized are presented below:

Balance as of December 31,	2025 $		2024 $

	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Tax losses expiring:
Within 10 years	2,382	593	1,537	416
More than 10 years	2,440	7,604	3,285	729
Available Indefinitely	118,870	25,613	2,993	1,476
Total*	123,691	33,810	7,815	2,621
Tax credits expiring:
Within 10 years	91	91	44	44
More than 10 years	181	181	194	194
Available indefinitely	—	—	—	—
Total	272	272	238	238
*The gross amount in the table above represents federal tax losses; tax-effected amounts reflect both federal and state net operating losses. See the footnote disclosure below for details on gross state tax net operating losses carryforwards.

27.	Taxation continued
The Group had U.S. federal net operating losses carry forwards (“NOLs”) of $123,691, $7,815 and $13,681 as of December 31, 2025,
2024 and 2023, respectively, which are available to offset future taxable income. These NOLs expire through 2037 with the exception of $118,870, which is not subject to expiration, and can be utilized up to 80% of annual taxable income. The Group had U.S. federal research and development tax credits of approximately $272, $238 and $1,396 as of December 31, 2025, 2024 and 2023, respectively, which are available to offset future taxes that expire at various dates through 2044. A portion of these federal NOLs and credits can only be used to offset the profits from the Group’s subsidiaries who file separate federal tax returns. These NOLs and credits are subject to review and possible adjustment by the Internal Revenue Service.
The Group had state net operating losses carry forwards (“NOLs”) of approximately $376,066, $125,322 and $111,446 for the years ended December 31, 2025, 2024 and 2023, respectively, which are available to offset future taxable income. These NOLs expire at various dates beginning in 2030. These NOLs are subject to review and possible adjustment by state taxing authority.
Utilization of the NOLs and research and development credit carryforwards may be subject to a substantial annual limitation under
Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Group has performed a Section 382 analysis through December 31, 2025. The results of this analysis concluded that certain net operating losses were subject to limitation under
Section 382 of the Internal Revenue Code. None of the Group’s net operating losses, which are subject to a Section 382 limitation, has been recognized in the financial statements.
Tax Balances
The tax related balances presented in the Consolidated Statement of Financial Position are as follows:

For the year ended December 31,	2025 $	2024 $
Income tax receivable – current	6,372	—
Tax liability – current	(1,208)	(75)
Uncertain Tax Positions
The Group has recorded an uncertain tax position reserve of approximately $1,208 as of December 31, 2025, inclusive of interest and penalties, related to a state audit. U.S. corporations are routinely subject to audit by federal and state tax authorities in the normal course of business.